Other Income and Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income Expense Text Block [Abstract]
Compensation payable	¥ 425,000	¥ 1,622,000
Disposal of assets	809,000	1,112,000	4,000
Research and development expense	¥ 18,661,000	¥ 27,811,000	¥ 12,598,000